Goodwill and Intangibles - Carrying Amount of Goodwill by Reportable Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 133,716	$ 136,406	$ 137,000
Foreign exchange translation	(474)	97	(594)
Impairment charges		(2,787)
Goodwill, Ending Balance	133,242	133,716	136,406
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	115,420	115,298	115,384
Foreign exchange translation	(101)	122	(86)
Goodwill, Ending Balance	115,319	115,420	115,298
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	13,836	13,596	13,926
Foreign exchange translation	(384)	240	(330)
Goodwill, Ending Balance	13,452	13,836	13,596
South America [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		3,102	3,480
Foreign exchange translation		(315)	(378)
Impairment charges		(2,787)
Goodwill, Ending Balance			3,102
Asia Pacific [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,460	4,410	4,210
Foreign exchange translation	11	50	200
Goodwill, Ending Balance	$ 4,471	$ 4,460	$ 4,410